Statement of Shareholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Beginning balance, value at Dec. 28, 2011	$ 71,596	$ 287	$ 238,473	$ (167,164)
Beginning balance, shares at Dec. 28, 2011		28,710,070
Stock based compensation	860		860
Cash used for net stock option exercises, value	(4)		(4)
Cash used for net stock option exercises, shares	8,093	2,552
Net loss	(7,865)			(7,865)
Ending balance, value at Dec. 26, 2012	64,587	287	239,329	(175,029)
Ending value, shares at Dec. 26, 2012		28,712,622
Stock based compensation	822		822
Net loss	(16,873)			(16,873)
Ending balance, value at Dec. 25, 2013	$ 48,536	$ 287	$ 240,151	$ (191,902)
Ending value, shares at Dec. 25, 2013		28,712,622